STAFF COSTS - Long-Term Incentive Plan - RSUs Granted in 2020 (Details) $ / shares in Units, $ in Millions							12 Months Ended
	Mar. 29, 2023 kr / shares	Mar. 29, 2023 USD ($) equityInstrument $ / shares	Mar. 23, 2022 kr / shares	Mar. 23, 2022 USD ($) equityInstrument	Mar. 18, 2021 kr / shares	Mar. 18, 2021 USD ($) equityInstrument	Dec. 31, 2023 equityInstrument	Dec. 31, 2022 equityInstrument	Dec. 31, 2021 equityInstrument
Long term incentive plan, retention plan | Jacob Meldgaard
STAFF COSTS
Granted during the period (in shares)		300,000
Exercise price per RSU (in DKK per share) | $ / shares		$ 0.01
RSU grant value assuming 100% vesting | $		$ 10.7
Long term incentive plan, ordinary plan
STAFF COSTS
Granted during the period (in shares)							3,136,600	1,393,000	1,355,100
Long term incentive plan, ordinary plan | Jacob Meldgaard
STAFF COSTS
Granted during the period (in shares)		255,200		255,200		255,200
Exercise price per RSU (in DKK per share) | kr / shares	kr 220.60		kr 58.00		kr 53.50
RSU grant value assuming 100% vesting | $		$ 2.5		$ 0.5		$ 0.6